Operations by Geographic Area	12 Months Ended
Dec. 31, 2011
Operations by Geographic Area

18. Operations by Geographic Area

Geographic information for the years ended December 31, 2009, 2010 and 2011 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2009		2010		2011
	(In millions of Korean Won)
Korea	(Won)	11,544	(Won)	9,737	(Won)	10,458
Japan		31,991		29,186		29,513
Taiwan and Hong Kong		1,887		2,926		3,590
United States		5,800		4,759		5,879
Russia		1,298		647		487
Brazil		1,096		1,114		1,189
Thailand		1,150		936		1,245
Europe		1,054		1,084		2,058
Other		1,583		1,973		3,058

	(Won)	57,403	(Won)	52,362	(Won)	57,477

Approximately 82% and 18% of the Company’s property, plant and equipment are located in Korea and the United States, respectively as of December 31, 2011.